Concentration of Risks (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Concentration of Risks [Line Items]
Cash and cash equivalents and restricted cash (in Dollars)	$ 1,406	$ 425
Financial institutions deposit (in Dollars)	1,209	1,633
Cash Equivalents [Member]
Concentration of Risks [Line Items]
Cash and cash equivalents and restricted cash from continuing operations (in Dollars)	$ 2,615	$ 2,058
Customer Concentration Risk [Member] | Customer 1 [Member] | Revenue Benchmark [Member]
Concentration of Risks [Line Items]
Concentration risk percentage	53.88%
Customer Concentration Risk [Member] | Customer 5 [Member] | Revenue Benchmark [Member]
Concentration of Risks [Line Items]
Concentration risk percentage	100.00%	91.60%	98.40%
Customer Concentration Risk [Member] | Customer [Member] | Revenue Benchmark [Member]
Concentration of Risks [Line Items]
Concentration risk percentage	86.00%	93.40%	91.30%
Customer Concentration Risk [Member] | Customer [Member] | Accounts Receivable Benchmark [Member]
Concentration of Risks [Line Items]
Concentration risk percentage	90.00%	95.00%
Supplier Concentration Risk [Member] | Five suppliers [Member] | Cost of Goods and Service Benchmark [Member]
Concentration of Risks [Line Items]
Concentration risk percentage	35.10%	43.80%